GOODWILL AND INTANGIBLE ASSETS - AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 457	$ 514	$ 528